Derivatives (Designated Derivative Instruments Classified As Derivative Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Derivatives Fair Value [Line Items]
Deferred Tax Benefit	$ 2,483		$ 1,932
Loss Recognized in Accumulated Comprehensive Loss	(3,238)	[1],[2]	22,093	[1],[2]	9,075	[1],[2]
Loss Recognized into Earnings					(27,479)	[3]
Derivative Liabilities [Member]
Derivatives Fair Value [Line Items]
Quantity	18
Swap Contract Notional Amount	1,014,262
Fair Market Value of Derivative Liability	(24,770)
Credit Risk Adjustment	(1,459)
Adjusted Fair Market Value of Derivative Liability	(23,311)
Deferred Tax Benefit	2,757
Loss Recognized in Accumulated Comprehensive Loss	(19,005)
Loss Recognized into Earnings	(103)
Accrued Interest [Member]
Derivatives Fair Value [Line Items]
Fair Market Value of Derivative Liability	(1,152)
Adjusted Fair Market Value of Derivative Liability	(1,152)
Interest Rate Swap [Member]
Derivatives Fair Value [Line Items]
Quantity	18
Swap Contract Notional Amount	1,014,262
Fair Market Value of Derivative Liability	(23,618)
Credit Risk Adjustment	(1,459)
Adjusted Fair Market Value of Derivative Liability	(22,159)
Loss Recognized in Accumulated Comprehensive Loss	(19,005)
Loss Recognized into Earnings	(103)
Interest Rate Swap [Member] | Derivative Liabilities [Member]
Derivatives Fair Value [Line Items]
Maturity Dates	Jan. 14, 2015
Hedge Interest Rates, Lower Range	1.00%
Hedge Interest Rates, Higher Range	6.22%
Deferred Tax Benefit	$ 2,757
Interest Rate Swap [Member] | Maximum [Member] | Derivative Liabilities [Member]
Derivatives Fair Value [Line Items]
Maturity Dates	Sep. 27, 2025

[1]	Deferred tax benefit was $0.6 million for the year ended December 31, 2014. Deferred tax expense was $3.5 million and $1.4 million for the years ended December 31, 2013 and 2012, respectively.
[2]	See Note 8 to Notes to Consolidated Financial Statements.
[3]	Deferred tax expense was $3.9 million for the year ended December 31, 2012.